Fair Value of Financial Instruments	12 Months Ended
Dec. 31, 2021
Disclosure Of Fair Value Of Financial Instruments [Abstract]
Fair Value of Financial Instruments	Fair Value of Financial Instruments
The fair value of a financial instrument is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In the absence of an active market, fair values are determined based on prevailing market rates for instruments with similar characteristics and risk profiles, or internal or external valuation models, such as discounted cash flow analysis, maximizing observable market inputs.
Fair values determined using valuation models require the use of assumptions concerning the amount and timing of estimated future cash flows and discount rates. In determining those assumptions, the Partnership looks primarily to external readily observable market inputs such as interest rate yield curves and price and rate volatilities as applicable. Financial instruments classified as fair value through profit or loss (or FVTPL) are carried at fair value in the consolidated statements of financial position and changes in fair values are recognized in profit or loss.
The following tables provide the details of financial instruments and their associated classifications as at December 31, 2021 and 2020:

	December 31, 2021			December 31, 2020
Measurement Basis	FVTPL $	Amortized cost $	Total $	FVTPL $	Amortized cost $	Total $
Financial assets
Cash and cash equivalents	—	190,942	190,942	—	235,734	235,734
Financial assets (current and non-current)	325	64,815	65,140	6,497	133,389	139,886
Accounts and other receivable, net (current and non-current)(1)	—	120,940	120,940	—	212,316	212,316
Due from related parties (current and non-current)	—	978	978	—	9,980	9,980
Other assets (current and non-current)(2)	—	53,158	53,158	—	59,905	59,905
Total	325	430,833	431,158	6,497	651,324	657,821
Financial liabilities
Accounts payable and other(3)	—	62,414	62,414	—	81,850	81,850
Other financial liabilities (current and non- current)(4)	24,229	199,108	223,337	203,597	139,738	343,335
Due to related parties (current and non-current)	—	797,432	797,432	—	622,014	622,014
Borrowings (current and non-current)	—	2,464,027	2,464,027	—	2,759,717	2,759,717
Total	24,229	3,522,981	3,547,210	203,597	3,603,319	3,806,916
(1)Excludes tax receivable of $6.5 million as at December 31, 2021 (December 31, 2020 - $10.3 million).
(2)Includes investments in finance leases. Refer to Note 8 below.
(3)Includes accounts payable and lease liabilities. Refer to Note 14 below.
(4)Includes derivative instruments, obligations relating to leases and other financial liabilities. Refer to Note 18 below.

Included in cash and cash equivalents as at December 31, 2021 is $190.9 million of cash (December 31, 2020 - $235.7 million) and $nil of cash equivalents (December 31, 2020 - $nil).
The fair value of all financial assets and liabilities as at December 31, 2021 approximated their carrying values, with the exception of the borrowings, where fair value which was determined using Level 1 and Level 2 inputs and resulted in a fair value of $2,362 million (December 31, 2020: $2,753 million) versus a carrying value of $2,464 million (December 31, 2020: $2,760 million). The fair value of the Partnership’s fixed-rate and variable-rate long-term debt is either based on quoted market prices or estimated using discounted cash flow analysis based on rates currently available for debt with similar terms and remaining maturities and the current credit worthiness of the Partnership.
In addition, within the December 31, 2020 Due to related parties (current and non-current) balance shown above $411.3 million of the outstanding senior unsecured bonds held by Brookfield were fair valued using Level 1 and Level 2 inputs and resulted in a fair value of $351.4 million.
Fair value hierarchical levels - financial instruments
There were no transfers between levels during the years ended December 31, 2021 and December 31, 2020. The following table categorizes financial assets and liabilities, which are carried at fair value through profit or loss on a recurring basis, based upon the level of input as at December 31, 2021 and 2020:

	December 31, 2021			December 31, 2020
	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
	$	$	$	$	$	$
Financial assets
Derivative instruments	—	325	—	—	6,497	—
Total	—	325	—	—	6,497	—
Financial liabilities
Derivative instruments	—	24,229	—	—	203,597	—
Total	—	24,229	—	—	203,597	—
The following table summarizes the valuation techniques and key inputs used in the fair value measurement of Level 2 financial instruments:

Type of Asset / Liability	Carrying value		Valuation Techniques and Key Inputs
	December 31, 2021	December 31, 2020
	$	$
Derivative instruments	(23,904)	(197,100)	The fair value of derivative instruments incorporates observable forward exchange rates and forward interest rates from observable yield curves, respectively, at the end of the reporting period, and the current credit worthiness of both the Partnership and the derivative counterparties. The estimated amount is the present value of future cash flows.